Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 444,838	$ 268,120	$ (394,002)
Items that are or will be subsequently reclassified to profit or loss
Foreign currency translation differences in respect of foreign operations	8,672	29,320	157
Foreign currency translation and capital reserves differences reclassified to profit or loss due to third party investment in Qoros	(15,073)
Group's share in other comprehensive loss of associated companies	(177)	(1,239)	(3,968)
Change in fair value of derivatives used to hedge cash flows	491	19,489	14,397
Income taxes in respect of components other comprehensive loss	(104)	(6,142)	(1,507)
Total other comprehensive (loss)/income for the year	(6,191)	41,428	9,079
Total comprehensive income/(loss) for the year	438,647	309,548	(384,923)
Attributable to:
Kenon's shareholders	432,576	270,175	(407,749)
Non-controlling interests	6,071	39,373	22,826
Total comprehensive income/(loss) for the year	$ 438,647	$ 309,548	$ (384,923)